--------------------------------------------------------------------------------
                                                   SEMI-ANNUAL REPORT
                                                    NOVEMBER 30, 2000
                                                       (UNAUDITED)
--------------------------------------------------------------------------------

   ATALANTA/SOSNOFF INVESTMENT TRUST
  101 Park Avenue o New York, NY 10178
   toll free 1-877-SOSNOFF (767-6633)
   website o www.atalantasosnoff.com
  e-mail o asfund@atalantasosnoff.com

          BOARD OF TRUSTEES                              [LOGO]
          Howard A. Drucker
          Anthony G. Miller
           Toni E. Sosnoff
          Irving L. Straus
           Aida L. Wilder

          INVESTMENT ADVISER
Atalanta/Sosnoff Capital Corp. (Delaware)
  101 Park Avenue o New York, NY 10178

             DISTRIBUTOR
Atalanta/Sosnoff Management Corporation
  101 Park Avenue o New York, NY 10178

            TRANSFER AGENT
     Integrated Fund Services, Inc.
P.O. Box 5354 o Cincinnati, OH 45201-5354

                                                 ATALANTA/SOSNOFF FUND
                                              ATALANTA/SOSNOFF FOCUS FUND
                                              ATALANTA/SOSNOFF VALUE FUND
                                             ATALANTA/SOSNOFF BALANCED FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS                                          JANUARY 16, 2001
================================================================================

Dear Shareholder:

For the six months ended November 30, 2000, the Atalanta/Sosnoff Fund returned 4.02% compared with the S&P 500 Index return of -8.72%. For the year ended December 31, 2000, the Atalanta/Sosnoff Fund returned 1.02% compared with -9.11% for the S&P 500 Index.

For the six months ended November 30, 2000, the Atalanta/Sosnoff Focus Fund returned 7.81% compared with the S&P 500 Index return of -8.72%. For the year ended December 31, 2000, the Atalanta/Sosnoff Focus Fund returned 2.39% compared with -9.11% for the S&P 500 Index.

For the six months ended November 30, 2000, the Atalanta/Sosnoff Value Fund returned 18.91% compared with the S&P 500 Index return of -8.72%. For the year ended December 31, 2000, the Atalanta/Sosnoff Value Fund returned 34.16% compared with -9.11% for the S&P 500 Index.

For the six months ended November 30, 2000, the Atalanta/Sosnoff Balanced Fund returned 4.71% compared with 6.68% for the Lehman Brothers Intermediate Government/Credit Bond Index and -8.72% for the S&P 500 Index. For the year ended December 31, 2000, the Atalanta/Sosnoff Balanced Fund returned -1.08% compared with 10.10% for the Lehman Brothers Intermediate Government/Credit Bond Index and -9.11% for the S&P 500 Index.

                                 o     o     o

We continued our recent quarters' outperformance compared with the benchmark index for the Funds. Political crosswinds, the decelerating economic setting and many earnings upsets, particularly in technology, have made day to day volatility in the market even more extreme.

The  portfolio  is  still   positioned  for  a  slow  growth  GDP   environment.
Overweighted sectors embrace health care and financial services. We are underweighted in technology and basic industrials but have begun to reestablish positions in growth retailers. In financial services, portfolio additions in savings and loans and financial intermediaries like Freddie Mac added value. The overweighting in insurance continued to outperform, but is getting close to full valuation.

The country has slipped into the much awaited soft landing economic scenario. We expect GDP momentum of no better than 2 percent for one or two more quarters. This is a function of cutbacks in inventories and capital spending as well as softness in automobile production and retail sales. If the consumer pulls in spending much more, we could sustain a quarter or two of zero growth, which qualifies as a recession.

Corporate profits will disappoint for a couple of quarters. Wall Street projections still seem aggressively optimistic but they are coming in. We are at $60 a share for the S&P 500 for 2001, slightly above our estimate for 2000. The median price earnings ratio for the S&P 500 is now under 15, which is a realistic valuation level.

Technology remains vulnerable to an economic contraction, but as it becomes more realistically priced we will add to the sector. Analyst projections are as yet too high.

The FRB could drop the discount rate at least another 50 basis points over the next three months. The yield curve should turn positive, stimulating home building and hopefully turn consumer sentiment more optimistic by mid-year. Although the banking system has its share of bad credits, particularly in syndicated corporate loans, we see no systemic risk comparable with the summer of '98.

The Presidential campaign was fought over the budget surplus as to shoring up social security or tax relief for individuals. In actuality, the budget surplus this year will be much less than projected because of lower capital gains tax receipts unless the stock market recovers broadly. We expect some agreement on federal spending initiatives but not as much as expected. The combination of a less stringent fiscal policy and a pro-active Federal Reserve Board should keep the country from lapsing into recession. The consumer holds the cards. He's pretty loaned up but softer interest rates could help. It's too early to make a call on a mild recession, but it's possible. A broad based economic recovery, starting around mid-year seems more likely.

Stock sector concentrations will change over ensuing quarters. There will be less emphasis on health care and other counter cyclical sectors like tobacco and consumer nondurables. Technology weightings will go up as will consumer cyclical growth sectors like retailing and media.

Our basic call on the stock market is that valuation is back to reality in most sectors, and a soft landing for the economy is the best possible scenario for financial markets in 2001. The market at its present level can absorb flattish corporate profits and even a congressional standoff on fiscal policy initiatives, but not much more.

With all good wishes,


Martin T. Sosnoff

ATALANTA/SOSNOFF FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF NOVEMBER 30, 2000)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF NOVEMBER 30, 2000)

                                                                      % OF
     STOCK                                       SECTOR               PORTFOLIO
     --------------------------------------------------------------------------
     Wellpoint Health Networks                   Health Care           6.2%
     Washington Mutual, Inc.                     Financial             5.7%
     American Home Products                      Health Care           5.1%
     Oxford Health Plans                         Health Care           4.6%
     XL Capital Limited                          Financial             4.4%
     Ace Limited                                 Financial             4.1%
     Merck                                       Health Care           4.1%
     Freddie Mac                                 Financial             3.8%
     Loews                                       Financial             3.5%
     Anheuser-Busch                              Consumer Staples      3.5%
                                                                      ----
                                                 TOTAL:               45.0%

COMPARATIVE PERFORMANCE

                                          TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------     ----------------------------------
                                         SINCE INCEPTION*      YEAR ENDED       SINCE INCEPTION*
                                         TO NOV. 30, 2000     DEC. 31, 2000     TO DEC. 31, 2000
                                         ----------------     -------------     ----------------
Atalanta/Sosnoff Fund                         55.3%               1.0%               20.9%
Morningstar Large Cap Blend Category           n/a               (7.5%)               n/a
Lipper Large-Cap Core Index                   20.0%              (9.0%)               8.0%
S&P 500 Index                                 24.7%              (9.1%)               9.3%

*    Inception (June 17, 1998)

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF NOVEMBER 30, 2000)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF NOVEMBER 30, 2000)

                                                                      % OF
     STOCK                                       SECTOR               PORTFOLIO
     --------------------------------------------------------------------------
     Wellpoint Health Networks                   Health Care           9.1%
     Ace Limited                                 Financial             5.2%
     American Home Products                      Health Care           4.9%
     Washington Mutual, Inc.                     Financial             4.9%
     XL Capital Limited                          Financial             4.7%
     Oxford Health Plans                         Health Care           4.6%
     Loews                                       Financial             4.0%
     Merck                                       Health Care           3.6%
     Freddie Mac                                 Financial             3.5%
     Philip Morris Companies, Inc.               Consumer Cyclicals    3.5%
                                                                      ----
                                                 TOTAL:               48.0%

COMPARATIVE PERFORMANCE

                                          TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------     ----------------------------------
                                         SINCE INCEPTION*      YEAR ENDED       SINCE INCEPTION*
                                         TO NOV. 30, 2000     DEC. 31, 2000     TO DEC. 31, 2000
                                         ----------------     -------------     ----------------
Atalanta/Sosnoff Focus Fund                   31.1%               2.4%               23.5%
Lipper Large-Cap Core Index                   (0.7%)             (9.0%)               0.2%
S&P 500 Index                                 (2.6%)             (9.1%)              (1.4%)

*    Inception (July 1, 1999)

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF NOVEMBER 30, 2000)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF NOVEMBER 30, 2000)

                                                                      % OF
     STOCK                                       SECTOR               PORTFOLIO
     --------------------------------------------------------------------------
     XL Capital Limited                          Financial             8.9%
     Washington Mutual, Inc.                     Financial             7.6%
     Ace Limited                                 Financial             7.3%
     Golden State Bancorp                        Financial             4.7%
     Fannie Mae                                  Financial             4.4%
     Pepsico Consumer                            Staples               4.2%
     Aldoph Coors Co. - Class B                  Consumer Staples      4.2%
     HEALTHSOUTH Corporation                     Health Care           4.1%
     Berkshire Hathaway                          Financial             4.0%
     DevX Energy                                 Basic Materials       3.8%
                                                                      ----
                                                 TOTAL:               53.2%
COMPARATIVE PERFORMANCE

                                          TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------     ----------------------------------
                                         SINCE INCEPTION*      YEAR ENDED       SINCE INCEPTION*
                                         TO NOV. 30, 2000     DEC. 31, 2000     TO DEC. 31, 2000
                                         ----------------     -------------     ----------------
Atalanta/Sosnoff Value Fund                   27.0%              34.2%               22.7%
Lipper Large-Cap Value Index                  (1.4%)              1.3%                1.4%
S&P 500 Index                                 (2.6%)             (9.1%)              (1.4%)

*    Inception (July 1, 1999)

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF NOVEMBER 30, 2000)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF NOVEMBER 30, 2000)

                                                                      % OF
     STOCK                                       SECTOR               PORTFOLIO
     --------------------------------------------------------------------------
     Wellpoint Health Networks                   Health Care           9.8%
     American Home Products                      Health Care           6.2%
     Oxford Health Plans                         Health Care           5.8%
     Merck                                       Health Care           5.3%
     XL Capital Limited                          Financial             5.0%
     Washington Mutual, Inc.                     Financial             4.7%
     Johnson & Johnson                           Health Care           4.6%
     Freddie Mac                                 Financial             4.5%
     Ace Limited                                 Financial             4.3%
     Schering-Plough Corporation                 Health Care           4.2%
                                                                      ----
                                                 TOTAL:               54.4%

COMPARATIVE PERFORMANCE

                                          TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------     ----------------------------------
                                         SINCE INCEPTION*      YEAR ENDED       SINCE INCEPTION*
                                         TO NOV. 30, 2000     DEC. 31, 2000     TO DEC. 31, 2000
                                         ----------------     -------------     ----------------
Atalanta/Sosnoff Balanced Fund                18.3%              (1.1%)              14.8%
Lehman Brothers Intermediate
     Government/Credit Bond Index              9.2%              10.1%                7.3%
S&P 500 Index                                 (2.6%)             (9.1%)              (1.4%)
65/35 Composite Blend                          1.8%              (2.5%)               1.8%

*    Inception (July 1, 1999)

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)
================================================================================================================
                                             Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff
                                                   Fund          Focus Fund       Value Fund      Balanced Fund
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At acquisition cost .................     $ 17,353,681     $  2,591,380     $  2,036,978     $  2,091,301
                                               ============     ============     ============     ============

     At market value (Note 1) ............     $ 20,235,351     $  3,002,714     $  2,253,466     $  2,360,011
Interest receivable ......................            3,950              143              271            5,584
Dividends receivable .....................           17,217            2,408            2,750            1,770
Receivable for securities sold ...........          721,211          139,572        1,147,683          174,660
Receivable for capital shares sold .......              270               --               --               --
Receivable from Adviser (Note 3) .........               --           14,595           16,864           16,382
Organization costs, net (Note 1) .........           28,820               --               --               --
Other assets .............................           12,510            2,969            2,699            2,826
                                               ------------     ------------     ------------     ------------
     TOTAL ASSETS ........................       21,019,329        3,162,401        3,423,733        2,561,233
                                               ------------     ------------     ------------     ------------

LIABILITIES
Payable for securities purchased .........          390,088           72,957          709,220           77,489
Payable to affiliates (Note 3) ...........           33,968            4,500            4,500            4,500
Other accrued expenses and liabilities ...           11,032            3,065            3,015            2,498
                                               ------------     ------------     ------------     ------------
     TOTAL LIABILITIES ...................          435,088           80,522          716,735           84,487
                                               ------------     ------------     ------------     ------------

NET ASSETS ...............................     $ 20,584,241     $  3,081,879     $  2,706,998     $  2,476,746
                                               ============     ============     ============     ============

Net assets consist of:
Paid-in capital ..........................     $ 15,086,080     $  2,442,222     $  2,164,131     $  2,109,711
Accumulated net investment income (loss) .          (49,213)          (8,942)           5,659            4,646
Accumulated net realized gains from
     security transactions ...............        2,665,704          237,265          320,720           93,679
Net unrealized appreciation on investments        2,881,670          411,334          216,488          268,710
                                               ------------     ------------     ------------     ------------
Net assets ...............................     $ 20,584,241     $  3,081,879     $  2,706,998     $  2,476,746
                                               ============     ============     ============     ============

Shares of beneficial interest outstanding
(unlimited number of shares authorized,
     no par value) .......................        1,325,832          235,132          213,205          210,419
                                               ============     ============     ============     ============

Net asset value, offering price and
     redemption price per share (Note 1) .     $      15.53     $      13.11     $      12.70     $      11.77
                                               ============     ============     ============     ============

See accompanying notes to financial statements.

8

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)
================================================================================================================
                                             Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff
                                                   Fund          Focus Fund       Value Fund      Balanced Fund
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest ...............................     $     33,209     $      3,789     $      7,479     $     21,460
  Dividends ..............................           71,895            9,322           15,972            7,264
                                               ------------     ------------     ------------     ------------
TOTAL INVESTMENT INCOME ..................          105,104           13,111           23,451           28,724
                                               ------------     ------------     ------------     ------------

EXPENSES
  Investment advisory fees (Note 3) ......           77,159           11,026            8,896            9,496
  Service plan expense (Note 3) ..........           25,720            3,675            2,965            3,165
  Accounting services fees (Note 3) ......           12,000           12,000           12,000           12,000
  Administration fees (Note 3) ...........           15,508            6,000            6,000            6,000
  Transfer agent fees (Note 3) ...........            9,000            9,000            9,000            9,000
  Trustees' fees and expenses ............            4,269            4,269            4,269            4,269
  Custodian fees .........................            6,990            1,777            2,677            1,804
  Registration fees ......................            2,791            2,380            2,345            2,303
  Printing of shareholder reports ........            2,702            2,702            2,702            2,702
  Professional fees ......................           21,013            7,208            6,807            7,003
  Organization expense (Note 1) ..........            5,764               --               --               --
  Insurance expense ......................            3,184              438              348              390
  Postage and supplies ...................            2,377              795              780              758
  Other expenses .........................              544              363              325              541
                                               ------------     ------------     ------------     ------------
     TOTAL EXPENSES ......................          189,021           61,633           59,114           59,431
  Fees waived and/or expenses reimbursed
     by the Adviser (Note 3) .............          (34,704)         (39,580)         (41,322)         (40,436)
                                               ------------     ------------     ------------     ------------
     NET EXPENSES ........................          154,317           22,053           17,792           18,995
                                               ------------     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) .............          (49,213)          (8,942)           5,659            9,729
                                               ------------     ------------     ------------     ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Net realized gains (losses) from
     security transactions ...............         (833,429)        (141,214)         456,640         (134,396)
  Net change in unrealized appreciation/
     depreciation on investments .........        1,533,114          344,921          (61,517)         236,031
                                               ------------     ------------     ------------     ------------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS ...................          699,685          203,707          395,123          101,635
                                               ------------     ------------     ------------     ------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ........................     $    650,472     $    194,765     $    400,782     $    111,364
                                               ============     ============     ============     ============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                         Atalanta/                         Atalanta/
                                                          Sosnoff                           Sosnoff
                                                            Fund                           Focus Fund
                                               ---------------------------------------------------------------
                                                Six Months                        Six Months
                                                   Ended            Year             Ended           Period
                                               November 30,         Ended        November 30,         Ended
                                                   2000            May 31,           2000            May 31,
                                               (Unaudited)          2000         (Unaudited)        2000(a)
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss ....................     $    (49,213)    $   (143,847)    $     (8,942)    $    (17,309)
  Net realized gains (losses) from
     security transactions ...............         (833,429)       4,043,536         (141,214)         395,788
  Net change in unrealized appreciation/
     depreciation on investments .........        1,533,114         (976,693)         344,921           66,413
                                               ------------     ------------     ------------     ------------
Net increase in net assets from operations          650,472        2,922,996          194,765          444,892
                                               ------------     ------------     ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ..............        2,083,755        2,762,820          295,317        2,178,145
  Payments for shares redeemed ...........         (635,392)        (680,380)          (6,240)         (25,000)
                                               ------------     ------------     ------------     ------------
Net increase in net assets from capital
  share transactions .....................        1,448,363        2,082,440          289,077        2,153,145
                                               ------------     ------------     ------------     ------------

TOTAL INCREASE IN NET ASSETS .............        2,098,835        5,005,436          483,842        2,598,037

NET ASSETS:
  Beginning of period (Note 1) ...........       18,485,406       13,479,970        2,598,037               --
                                               ------------     ------------     ------------     ------------
  End of period ..........................     $ 20,584,241     $ 18,485,406     $  3,081,879     $  2,598,037
                                               ============     ============     ============     ============

CAPITAL SHARE ACTIVITY:
  Shares sold ............................          129,152          197,725           21,891          215,686
  Shares redeemed ........................          (41,092)         (52,407)            (456)          (1,989)
                                               ------------     ------------     ------------     ------------
  Net increase in shares outstanding .....           88,060          145,318           21,435          213,697
  Shares outstanding, beginning of
     period (Note 1) .....................        1,237,772        1,092,454          213,697               --
                                               ------------     ------------     ------------     ------------
  Shares outstanding, end of period ......        1,325,832        1,237,772          235,132          213,697
                                               ============     ============     ============     ============

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                         Atalanta/                         Atalanta/
                                                          Sosnoff                           Sosnoff
                                                        Value Fund                       Balanced Fund
                                               ---------------------------------------------------------------
                                                Six Months                        Six Months
                                                   Ended            Year             Ended           Period
                                               November 30,         Ended        November 30,         Ended
                                                   2000            May 31,           2000            May 31,
                                               (Unaudited)          2000         (Unaudited)        2000(a)
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income (loss) ...........     $      5,659     $     (6,841)    $      9,729     $      6,952
  Net realized gains (losses) from security
     transactions on investments .........          456,640         (135,920)        (134,396)         228,075
Net change in unrealized appreciation/
     depreciation on investments .........          (61,517)         278,005          236,031           32,679
                                               ------------     ------------     ------------     ------------
Net increase in net assets from operations          400,782          135,244          111,364          267,706
                                               ------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income .............               --               --           (6,608)          (5,427)
                                               ------------     ------------     ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ..............          169,403        2,020,000            3,000        2,104,716
  Net asset value of share issued in
  reinvestment of distributions to
     shareholders ........................               --               --            6,608            5,427
  Payments for shares redeemed ...........               --          (18,431)             (40)         (10,000)
                                               ------------     ------------     ------------     ------------
Net increase in net assets from capital
  share transactions .....................          169,403        2,001,569            9,568        2,100,143
                                               ------------     ------------     ------------     ------------

TOTAL INCREASE IN NET ASSETS .............          570,185        2,136,813          114,324        2,362,422

NET ASSETS:
  Beginning of period (Note 1) ...........        2,136,813               --        2,362,422               --
                                               ------------     ------------     ------------     ------------
  End of period ..........................     $  2,706,998     $  2,136,813     $  2,476,746     $  2,362,422
                                               ============     ============     ============     ============

CAPITAL SHARE ACTIVITY:
  Shares sold ............................           13,205          201,961              247          209,934
  Shares reinvested ......................               --               --              545              509
  Shares redeemed ........................               --           (1,961)              (1)            (815)
                                               ------------     ------------     ------------     ------------
  Net increase in shares outstanding .....           13,205          200,000              791          209,628
  Shares outstanding, beginning of period
     (Note 1) ............................          200,000               --          209,628               --
                                               ------------     ------------     ------------     ------------
  Shares outstanding, end of period ......          213,205          200,000          210,419          209,628
                                               ============     ============     ============     ============

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
FINANCIAL HIGHLIGHTS
===========================================================================================
                                                      Six Months
                                                         Ended        Year        Period
                                                     November 30,     Ended        Ended
                                                         2000       May 31,      May 31,
                                                      (Unaudited)     2000       1999(a)
-------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD:
Net asset value at beginning of period ...........     $  14.93     $  12.34     $  10.00
                                                       --------     --------     --------

Income from investment operations:
  Net investment loss ............................        (0.04)       (0.12)       (0.05)
  Net realized and unrealized gains on investments         0.64         2.71         2.39
                                                       --------     --------     --------
Total from investment operations .................         0.60         2.59         2.34
                                                       --------     --------     --------

Net asset value at end of period .................     $  15.53     $  14.93     $  12.34
                                                       ========     ========     ========

Total return .....................................         4.02%(b)    20.99%       23.40%(b)
                                                       ========     ========     ========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..............     $ 20,584     $ 18,485     $ 13,480
                                                       ========     ========     ========

Ratio of net expenses to average net assets(c) ...         1.50%(d)     1.50%        1.50%(d)

Ratio of net investment loss to average net assets        (0.48%)(d)   (0.88%)      (0.60%)(d)

Portfolio turnover rate ..........................          131%(d)      143%         124%(d)

(a) Represents the period from the initial public offering of shares (June 17, 1998) through May 31, 1999.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.92%(d), 1.95% and 2.54%(d) for the periods ended November 30, 2000 and May 31, 2000 and 1999, respectively (Note 3).

(d)  Annualized.

ATALANTA/SOSNOFF FOCUS FUND
FINANCIAL HIGHLIGHTS
======================================================================================
                                                                SIX MONTHS
                                                                   ENDED       PERIOD
                                                               NOVEMBER 30,    ENDED
                                                                   2000       MAY 31,
                                                               (UNAUDITED)    2000(A)
--------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD:
Net asset value at beginning of period .....................     $  12.16     $  10.00
                                                                 --------     --------

Income from investment operations:
  Net investment loss ......................................        (0.04)       (0.08)
  Net realized and unrealized gains on investments .........         0.99         2.24
                                                                 --------     --------
Total from investment operations ...........................         0.95         2.16
                                                                 --------     --------

Net asset value at end of period ...........................     $  13.11     $  12.16
                                                                 ========     ========

Total return(b) ............................................         7.81%       21.60%
                                                                 ========     ========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ........................     $  3,082     $  2,598
                                                                 ========     ========

Ratio of net expenses to average net assets(c)(d) ..........         1.50%        1.50%

Ratio of net investment loss to average net assets(d) ......        (0.61%)      (0.78%)

Portfolio turnover rate(d) .................................          147%         188%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.34%(d) and 4.08%(d) for the periods ended November 30, 2000 and May 31, 2000, respectively (Note
     3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF VALUE FUND
FINANCIAL HIGHLIGHTS
======================================================================================
                                                               SIX MONTHS
                                                                  ENDED       PERIOD
                                                               NOVEMBER 30,    ENDED
                                                                   2000       MAY 31,
                                                               (UNAUDITED)    2000(A)
--------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD:
Net asset value at beginning of period .....................     $  10.68     $  10.00
                                                                 --------     --------

Income from investment operations:
  Net investment income (loss) .............................         0.03        (0.03)
  Net realized and unrealized gains on investments .........         1.99         0.71
                                                                 --------     --------
Total from investment operations ...........................         2.02         0.68
                                                                 --------     --------

Net asset value at end of period ...........................     $  12.70     $  10.68
                                                                 ========     ========

Total return(b) ............................................        18.91%        6.80%
                                                                 ========     ========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ........................     $  2,707     $  2,137
                                                                 ========     ========

Ratio of net expenses to average net assets(c)(d) ..........         1.50%        1.50%

Ratio of net investment income (loss) to average
  net assets(d) ............................................         0.48%       (0.38%)

Portfolio turnover rate(d) .................................          670%         416%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 5.15%(d) and 4.87%(d) for the periods ended November 30, 2000 and May 31, 2000, respectively (Note
     3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF BALANCED FUND
FINANCIAL HIGHLIGHTS
======================================================================================
                                                               SIX MONTHS
                                                                  ENDED       PERIOD
                                                               NOVEMBER 30,    ENDED
                                                                   2000       MAY 31,
                                                               (UNAUDITED)    2000(A)
--------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
   THROUGHOUT THE PERIOD:
Net asset value at beginning of period .....................     $  11.27     $  10.00
                                                                 --------     --------

Income from investment operations:
  Net investment income ....................................         0.05         0.03
  Net realized and unrealized gains on investments .........         0.41         1.27
                                                                 --------     --------
Total from investment operations ...........................         0.46         1.30
                                                                 --------     --------

Less distributions:
  Dividends from net investment income .....................        (0.03)       (0.03)
                                                                 --------     --------

Net asset value at end of period ...........................     $  11.70     $  11.27
                                                                 ========     ========

Total return(b) ............................................         4.71%       12.98%
                                                                 ========     ========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ........................     $  2,477     $  2,362
                                                                 ========     ========

Ratio of net expenses to average net assets(c)(d) ..........         1.50%        1.50%

Ratio of net investment income to average net assets(d) ....         0.77%        0.33%

Portfolio turnover rate(d) .................................          129%         200%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.83%(d) and 4.23%(d) for the periods ended November 30, 2000 and May 31, 2000, respectively (Note
     3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2000 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 87.3%                                 SHARES/PAR      VALUE
--------------------------------------------------------------------------------
CAPITAL GOODS-- 1.1%
Tyco International Limited .........................        4,400   $    232,100
                                                                    ------------

CONSUMER CYCLICALS-- 4.2%
Philip Morris Companies, Inc. ......................       17,400        664,462
Tiffany & Co. ......................................        6,000        205,125
                                                                    ------------
                                                                         869,587
                                                                    ------------

CONSUMER STAPLES-- 7.1%
Anheuser-Busch .....................................       15,300        725,794
AT&T Corporation - Liberty Media Group - Class A ...       12,000        162,750
News Corporation Limited - ADR .....................       11,600        353,800
Viacom - Class B ...................................        4,327        221,218
                                                                    ------------
                                                                       1,463,562
                                                                    ------------

ENERGY-- 5.0%
Nabors Industries ..................................        5,900        259,246
R&B Falcon .........................................       32,900        625,100
Santa Fe International .............................        5,900        145,656
                                                                    ------------
                                                                       1,030,002
                                                                    ------------

FINANCIAL-- 30.7%
Ace Limited ........................................       21,400        845,300
American International Group .......................        3,362        325,904
Associates First Capital Corp. .....................        7,200        254,250
Citigroup ..........................................        4,700        234,119
Freddie Mac ........................................       12,900        779,644
Golden West Financial Corporation ..................        7,300        427,506
Loews ..............................................        7,700        727,650
METLIFE ............................................       22,000        651,750
Washington Mutual, Inc. ............................       25,800      1,172,288
XL Capital Limited .................................       11,300        901,881
                                                                    ------------
                                                                       6,320,292
                                                                    ------------

HEALTH CARE-- 28.4%
American Home Products .............................       17,600      1,058,200
Amgen* .............................................        2,600        165,425
Bristol-Myers Squibb ...............................        5,000        346,562
Johnson & Johnson ..................................        6,000        600,000
Merck ..............................................        9,000        834,188
Oxford Health Plans* ...............................       23,400        949,162
Schering-Plough Corporation ........................       11,000        616,688
Wellpoint Health Networks* .........................       11,800      1,272,188
                                                                    ------------
                                                                       5,842,413
                                                                    ------------

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS-- 87.3% (CONTINUED)                      SHARES/PAR      VALUE
--------------------------------------------------------------------------------
TECHNOLOGY-- 10.8%
Cadence Design Systems* ............................       19,800   $    464,062
Cisco Systems* .....................................        4,100        196,288
EMC Corporation* ...................................        4,800        357,000
First Data .........................................        5,200        266,175
IBM ................................................        2,100        196,350
Microsoft Corporation* .............................        4,600        263,925
Sun Microsystems* ..................................        6,000        456,375
                                                                    ------------
                                                                       2,200,175
                                                                    ------------

TOTAL COMMON STOCKS (Cost $15,128,213) .............                $ 17,958,131
                                                                    ------------

CONVERTIBLE CORPORATE BONDS-- 1.2%
Sirus Satellite Radio Sub. Conv., 8.75%, 09/29/09
  (Cost $200,000) ..................................   $  200,000   $    251,750
                                                                    ------------

CASH EQUIVALENTS-- 9.8%
Firstar Stellar Money Market Fund (Cost $2,025,471)     2,025,471   $  2,025,471
                                                                    ------------

TOTAL INVESTMENT SECURITIES-- 98.3% (Cost $17,353,684)              $ 20,235,352

OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.7% .......                     348,889
                                                                    ------------

NET ASSETS-- 100.0% ................................                $ 20,584,241
                                                                    ============

*    Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2000 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 87.2%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICALS-- 4.4%
Philip Morris Companies, Inc. ......................        2,800   $    106,925
Tiffany & Co. ......................................          900         30,769
                                                                    ------------
                                                                         137,694
                                                                    ------------

CONSUMER STAPLES-- 6.5%
Anheuser-Busch .....................................        2,100         99,619
News Corporation Limited - ADR .....................        1,900         57,950
Sirius Satellite Radio* ............................        1,300         41,762
                                                                    ------------
                                                                         199,331
                                                                    ------------

ENERGY-- 4.9%
Diamond Offshore Drilling ..........................        1,400         42,262
R&B Falcon* ........................................        4,700         89,300
Santa Fe International .............................          800         19,750
                                                                    ------------
                                                                         151,312
                                                                    ------------

FINANCIAL-- 31.5%
Ace Limited ........................................        4,000        158,000
American International Group .......................          450         43,622
Associates First Capital Corp. .....................        1,000         35,312
Citigroup ..........................................          933         46,475
Freddie Mac ........................................        1,800        108,788
Golden West Financial Corporation ..................        1,100         64,419
Loews ..............................................        1,300        122,850
METLIFE ............................................        3,300         97,762
Washington Mutual, Inc. ............................        3,300        149,944
XL Capital Limited .................................        1,800        143,662
                                                                    ------------
                                                                         970,834
                                                                    ------------

HEALTH CARE-- 30.0%
American Home Products .............................        2,500        150,312
Bristol-Myers Squibb ...............................          800         55,450
Johnson & Johnson ..................................          900         90,000
Merck ..............................................        1,200        111,225
Oxford Health Plans* ...............................        3,500        141,969
Schering-Plough Corporation ........................        1,700         95,306
Wellpoint Health Networks* .........................        2,600        280,312
                                                                    ------------
                                                                         924,574
                                                                    ------------

TECHNOLOGY-- 9.9%
Cadence Design Systems* ............................        3,600         84,375
Cisco Systems* .....................................          600         28,725
EMC Corporation* ...................................        1,000         74,375
Microsoft Corporation* .............................          700         40,162
Sun Microsystems* ..................................        1,000         76,062
                                                                    ------------
                                                                         303,699
                                                                    ------------

TOTAL COMMON STOCKS (Cost $2,276,113) ..............                $  2,687,444
                                                                    ------------

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
CASH EQUIVALENTS -- 10.2%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Firstar Stellar Money Market Fund (Cost $315,267) ..      315,267   $    315,267
                                                                    ------------

TOTAL INVESTMENT SECURITIES-- 97.4% (Cost $2,591,380)               $  3,002,711

OTHER ASSETS IN EXCESS OF LIABILITIES-- 2.6% .......                      79,168
                                                                    ------------

NET ASSETS-- 100.0% ................................                $  3,081,879
                                                                    ------------

*    Non-income producing security.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2000 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 65.6%                                    SHARES       VALUE
--------------------------------------------------------------------------------
BASIC MATERIALS-- 3.7%
DevX Energy* .......................................       15,000   $    102,188
                                                                    ------------

CONSUMER CYCLICALS-- 3.0%
Philip Morris Companies, Inc. ......................        2,100         80,194
                                                                    ------------

CONSUMER STAPLES-- 11.2%
Adolph Coors Company - Class B .....................        1,500        112,500
Pepsi Bottling Group ...............................        2,000         78,125
PepsiCo, Inc. ......................................        2,500        113,438
                                                                    ------------
                                                                         304,063
                                                                    ------------

FINANCIAL-- 41.1%
Ace Limited ........................................        5,000        197,500
Berkshire Hathaway, Inc. - Class B* ................           50        108,700
Fannie Mae .........................................        1,500        118,500
Freddie Mac ........................................        1,000         60,438
Golden State Bancorp ...............................        5,000        127,500
SAFECO Corporation .................................        2,100         56,306
Washington Mutual, Inc. ............................        4,500        204,469
XL Capital Limited .................................        3,000        239,438
                                                                    ------------
                                                                       1,112,851
                                                                    ------------

HEALTH CARE-- 6.5%
HEALTHSOUTH Corporation* ...........................        8,000        111,500
Oxford Health Plans* ...............................        1,600         64,900
                                                                    ------------
                                                                         176,400
                                                                    ------------

TOTAL COMMON STOCKS (Cost $1,559,206) ..............                $  1,775,696
                                                                    ------------

CASH EQUIVALENTS-- 17.7%
Firstar Stellar Money Market Fund (Cost $477,773) ..      477,773   $    477,773
                                                                    ------------

TOTAL INVESTMENT SECURITIES-- 83.2% (Cost $2,036,979)               $  2,253,469

OTHER ASSETS IN EXCESS OF LIABILITIES-- 16.8% ......                     453,529
                                                                    ------------

NET ASSETS-- 100.0% ................................                $  2,706,998
                                                                    ============

*    Non-income producing security.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2000 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 70.9%                                 SHARES/PAR      VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICALS-- 3.8%
Philip Morris Companies, Inc. ......................        1,900   $     72,556
Tiffany & Co. ......................................          700         23,931
                                                                    ------------
                                                                          96,487
                                                                    ------------

CONSUMER STAPLES-- 4.0%
Anheuser-Busch .....................................        1,500         71,156
News Corporation Limited - ADR .....................          900         27,450
                                                                    ------------
                                                                          98,606
                                                                    ------------

ENERGY-- 3.0%
R&B Falcon* ........................................        2,900         55,100
Santa Fe International .............................          800         19,750
                                                                    ------------
                                                                          74,850
                                                                    ------------

FINANCIAL-- 24.4%
Ace Limited ........................................        1,900         75,050
American International Group .......................          400         38,775
Associates First Capital Corp. .....................          900         31,781
Citigroup ..........................................          733         36,513
Freddie Mac ........................................        1,300         78,569
Golden West Financial Corporation ..................          900         52,706
Loews ..............................................          700         66,150
METLIFE ............................................        1,900         56,288
Washington Mutual, Inc. ............................        1,800         81,788
XL Capital Limited .................................        1,100         87,794
                                                                    ------------
                                                                         605,414
                                                                    ------------

HEALTH CARE-- 28.3%
American Home Products .............................        1,800        108,225
Amgen* .............................................          400         25,450
Bristol-Myers Squibb ...............................          700         48,519
Johnson & Johnson ..................................          800         80,000
Merck ..............................................        1,000         92,688
Oxford Health Plans* ...............................        2,500        101,406
Schering-Plough Corporation ........................        1,300         72,881
Wellpoint Health Networks* .........................        1,600        172,500
                                                                    ------------
                                                                         701,669
                                                                    ------------

TECHNOLOGY-- 7.2%
Cadence Design Systems* ............................        1,900         44,531
Cisco Systems* .....................................          500         23,938
EMC Corporation* ...................................          600         44,625
Microsoft Corporation* .............................          600         34,425
Sun Microsystems* ..................................          400         30,425
                                                                    ------------
                                                                         177,944
                                                                    ------------

TOTAL COMMON STOCKS (Cost $1,478,790) ..............                $  1,754,970
                                                                    ------------

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
MORTGAGE-BACKED SECURITIES-- 15.5%                     SHARES/PAR      VALUE
--------------------------------------------------------------------------------
GNMA Pool #781184, 8.00%, due 12/15/24 .............   $  374,066   $    382,634
                                                                    ------------

U.S. GOVERNMENT AGENCY SECURITIES-- 4.2%
Federal National Mortgage Association 7.00%,
  due 07/15/2005 ...................................   $  100,000   $    102,914
                                                                    ------------

CORPORATE BONDS-- 3.4%
Nextel Communications, 9.375%, 11/15/09
  (Cost $97,139) ...................................   $  100,000   $     86,000
                                                                    ------------

CASH EQUIVALENTS-- 1.4%
Firstar Stellar Money Market Fund (Cost $33,494) ...       33,494   $     33,494
                                                                    ------------

TOTAL INVESTMENT SECURITIES-- 95.3% (Cost $2,091,304)               $  2,360,012

OTHER ASSETS IN EXCESS OF LIABILITIES-- 4.7% .......                     116,734
                                                                    ------------

NET ASSETS-- 100.0% ................................                $  2,476,746
                                                                    ============

*    Non-income producing security.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2000 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES
The Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Atalanta/Sosnoff Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on January 29, 1998. The Atalanta/Sosnoff Fund was capitalized on May 6, 1998 when Atalanta/Sosnoff Capital Corporation (Delaware) (the Adviser) purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund commenced on July 1, 1999, when the Adviser purchased the initial 200,000 shares of each Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Fund commenced on June 17, 1998. The Funds had no operations prior to the public offering of their respective shares except for the initial issuance of shares.

The Atalanta/Sosnoff Fund seeks long-term capital appreciation, through equity investments in companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The Atalanta/Sosnoff Focus Fund is a non-diversified fund that seeks long-term capital appreciation by concentrating its investments in a core position of 20-25 common stocks of companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The  Atalanta/Sosnoff   Value  Fund  seeks  long-term  capital  appreciation  by
investing primarily in equity securities which the Adviser believes are fundamentally undervalued.

The Atalanta/Sosnoff Balanced Fund seeks to preserve capital while producing long-term capital appreciation by investing in a blend of common stocks and fixed-income securities.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- For the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Value Fund dividends arising from net investment income, if any, are declared and paid annually to shareholders of each Fund. For the Atalanta/Sosnoff Balanced Fund dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

================================================================================

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Atalanta/Sosnoff Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2000:

----------------------------------------------------------------------------------------------------------
                                       Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff
                                             Fund          Focus Fund       Value Fund     Balanced Fund
----------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ......     $  3,418,981     $    533,012     $    220,950     $    344,051
Gross unrealized depreciation ......         (537,311)        (121,678)          (6,606)         (75,341)
                                         ------------     ------------     ------------     ------------
Net unrealized appreciation ........     $  2,881,670     $    411,334     $    214,344     $    268,710
                                         ============     ============     ============     ============
Federal income tax cost ............     $ 17,353,681     $  2,591,380     $  2,039,122     $  2,091,301
                                         ============     ============     ============     ============
----------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of November 30, 2000, the Atalanta/Sosnoff Value Fund had capital loss carryforwards for federal income tax purposes of $135,920, which expire May 31, 2008. These capital loss carryforwards may be utilized in the current and future years to offset net realized gains prior to distributing any such gains to shareholders.

2.   INVESTMENT TRANSACTIONS
Investment transactions, other than short-term investments, were as follows for the six months ended November 30, 2000:

----------------------------------------------------------------------------------------------------------
                                       Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff Atalanta/Sosnoff
                                             Fund          Focus Fund       Value Fund     Balanced Fund
----------------------------------------------------------------------------------------------------------
Purchases of investment securities .     $ 12,790,059     $  2,048,539     $  6,924,605     $  1,922,189
Proceeds from sales of investment
  securities .......................     $ 13,334,179     $  2,149,793     $  7,571,384     $  1,545,999
----------------------------------------------------------------------------------------------------------

================================================================================

3.  TRANSACTIONS WITH AFFILIATES
The President of the Trust is also Executive Vice President of the Adviser and the President and Chief Executive Officer of Atalanta/Sosnoff Management Corporation (the Distributor), the principal underwriter for each Fund and exclusive agent for the distribution of Fund shares. The Vice President of the Trust is also Vice President of the Adviser. Certain other officers of the Trust are also officers of IFS Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

The Adviser currently intends to voluntarily waive its investment advisory fees and reimburse the Funds for expenses incurred to the extent necessary to limit total operating expenses of each Fund to a maximum level of 1.50% of each Fund's average daily net assets. Accordingly, the Adviser waived investment advisory fees of $43,869 for the Atalanta/Sosnoff Fund, waived its investment advisory fees of $11,026 and reimbursed $30,838 of other operating expenses for the Atalanta/Sosnoff Focus Fund, waived its investment advisory fees of $8,896 and reimbursed $34,460 of other operating expenses for the Atalanta/Sosnoff Value Fund and waived its investment advisory fees of $9,496 and reimbursed $32,670 of other operating expenses for the Atalanta/Sosnoff Balanced Fund during the six months ended November 30, 2000.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% on each Fund's average daily net assets up to $50 million; 0.125% on such net assets between $50 million and $100 million; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee for each Fund.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a fee, based on current asset levels, of $2,000 per month from each Fund. In addition, each Fund reimburses IFS for
out-of-pocket   expenses  related  to  the  pricing  of  each  Fund's  portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $20 per shareholder account from each Fund, subject to a $1,500 minimum monthly fee for each Fund. In addition, each Fund reimburses IFS for out-of-pocket expenses including, but not limited to, postage and supplies.

================================================================================

SERVICE PLAN
The Trust has adopted a Service Plan (the Plan) under which each Fund compensates the Distributor for services related to the distribution and promotion of Fund shares. Each Fund pays the Distributor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund. During the six months ended November 30, 2000, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund incurred expenses of $25,720, $3,675, $2,965 and $3,165, respectively, under the Plan.

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